Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Property Plant And Equipment
Balance as at beginning of period	$ 1,367,731
Balance as at end of period	1,332,986
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,775,689
Improvements	944
Balance as at end of period	1,776,633
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(407,958)
Depreciation for the period	(35,689)
Balance as at end of period	(443,647)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,367,731
Improvements	944
Depreciation for the period	(35,689)
Balance as at end of period	$ 1,332,986